Shareholder Fees	0 Months Ended
Jun. 01, 2012
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Daily Prospectus) | (Wells Fargo Advantage Money Market Fund) | Daily Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Money Market Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Select Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Select Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Sweep Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Sweep Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Sweep Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Sweep Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Sweep Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Sweep Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none